Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 08, 2012	Jul. 02, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	EDAC Technologies Corporation
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		5,087,368
Entity Public Float			$ 19,543,795
Amendment Flag	false
Entity Central Index Key	0000772572
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY